STOCK OPTIONS (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Options Outstanding
Outstanding at Beginning of Period	187,342	178,675
Granted		49,670
Forfeited		(41,003)
Outstanding and expected to vest at End of Period		187,342
Exercisable		116,142
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 23.70	$ 25.50
Granted		17.25
Forfeited		23.40
Outstanding and expected to vest at End of Period		23.70
Exercisable at End of period		$ 26.70
Outstanding at Beginning of Period	$ 20,670
Outstanding and expected to vest at End of Period		$ 20,670
Exercisable at End of period		$ 17,790
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at End of Period		8 years 3 months 16 days
Exercisable at End of period		7 years 7 months 24 days
Option [Member]
Options Outstanding
Outstanding at Beginning of Period	187,342
Granted	86,667
Exercised
Forfeited	534
Expired
Outstanding and expected to vest at End of Period	273,475	187,342
Exercisable	117,941
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 23.70
Granted	$ 8.25
Exercised
Forfeited	$ 8.10
Expired
Outstanding and expected to vest at End of Period	$ 18.90	$ 23.70
Exercisable at End of period	$ 26.40
Outstanding at Beginning of Period	$ 20,670
Outstanding and expected to vest at End of Period		$ 20,670
Exercisable at End of period
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at Beginning of Period	8 years 3 months 14 days
Outstanding and expected to vest at End of Period	8 years 7 months 24 days
Exercisable at End of period	7 years 3 months